Schedule of Investments July 31, 2020 (Unaudited)

Jackson Square All-Cap Growth Fund

Description	Shares	Value
COMMON STOCKS - 97.1%
Communication Services - 11.5%
Alphabet - Class A*	13	$19,343
Alphabet - Class C*	13	19,279
Bilibili*	137	5,970
Charter Communications - Class A*	323	187,340
GCI Liberty - Class A*	315	24,693
Liberty Broadband - Series C*	65	8,923
Match Group*	1,155	118,588
Netflix*	110	53,777
New York Times - Class A	8,084	372,996
		810,909
Consumer Discretionary - 10.6%
Afya - Class A*	815	21,312
Amazon.com*	74	234,186
Arco Platform - Class A*	279	12,151
Dollar General	38	7,235
Dunkin' Brands Group	1,007	69,211
Farfetch - Class A*	2,283	58,513
MercadoLibre*	12	13,496
NIKE - Class B	414	40,411
Papa John's International	501	47,430
Shake Shack - Class A*	1,455	70,640
Starbucks	361	27,627
Stitch Fix - Class A*	4,040	89,486
Wyndham Hotels & Resorts	1,202	53,080
		744,778
Consumer Staples - 4.1%
Constellation Brands - Class A	142	25,304
Grocery Outlet Holding*	5,958	262,093
		287,397
Financials - 3.5%
Aon	96	19,701
CME Group	269	44,702
KKR & Co. - Class A	4,961	175,471
LendingTree*	28	9,696
		249,570
Health Care - 11.0%
1Life Healthcare*	282	8,350
ABIOMED*	168	50,390
DexCom*	114	49,651
Haemonetics*	436	38,220
HealthEquity*	186	9,590
Illumina*	305	116,559
Intuitive Surgical*	184	126,121
IQVIA Holdings*	848	134,315
Nevro*	311	41,350
Silk Road Medical*	810	37,633
Twist Bioscience*	1,443	80,866
UnitedHealth Group	268	81,145
		774,190
Industrials - 7.8%
Airbus* (a)(b)	1,361	99,620
Experian (a)(b)	739	25,814
IHS Markit	555	44,805
Lyft - Class A*	1,653	48,317
Safran* (a)(b)	115	12,231
Uber Technologies*	5,962	180,410
Waste Management	1,229	134,698
		545,895
Information Technology - 45.0%#
Adobe*	166	73,757
Adyen* (a)	36	60,090
Arista Networks*	208	54,032
ASML Holding (a)(b)	87	30,932
Autodesk*	229	54,142
Bill.com Holdings*	307	28,585
Coupa Software*	852	261,095
Elastic*	66	6,349
Guidewire Software*	223	26,238
LiveRamp Holdings*	4,665	212,584
Logitech International (a)(b)	356	25,970
Mastercard - Class A	519	160,127
Microsoft	3,311	678,788
Paycom Software*	563	160,100
PayPal Holdings*	1,031	202,148
SailPoint Technologies Holding*	6,389	201,253
ServiceNow*	419	184,025
Twilio - Class A*	756	209,730
Varonis Systems*	560	60,676
Visa - Class A	1,373	261,419
Wix.com*	716	207,984
		3,160,024
Materials - 3.4%
Ball	3,219	237,015
Real Estate - 0.2%
Crown Castle International - REIT	95	15,836
TOTAL COMMON STOCKS
(Cost $4,724,347)		6,825,614

SHORT-TERM INVESTMENT - 3.1%
Money Market Deposit Account - 3.1%
US Bank N.A., 0.02% (c)
Total Money Market Deposit Account	215,282	215,282
TOTAL SHORT-TERM INVESTMENT
(Cost $215,282)		215,282

Total Investments - 100.2%
(Cost $4,939,629)		7,040,896
Liabilities in Excess of Other Assets - (0.2)%		(14,639)
Total Net Assets - 100.0%		$7,026,257

*	Non-income producing security.
(a)	Foreign Security.
(b)	Level 2 Security.
(c)
The Money Market Deposit Account (the "MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount.
The rate shown is as of July 31, 2020.

#
As of July 31, 2020, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. The information technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innvoation and intellectual property issues.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$6,631,047	$194,567	$-	$6,825,614
Short-Term Investment	215,282	–	–	215,282
Total Investments	$6,846,329	$194,567	$-	$7,040,896

Refer to the Schedule of Investments for further information on the classification of investments.